United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2019

Date of reporting period: March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Alpha Quant Core FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.68%
Communication Services - 5.28%
Diversified Telecommunication Services - 1.79%
Verizon Communications, Inc.	975	$57,652
Interactive Media & Services - 2.05%
Facebook, Inc., Class AA	397	66,176
Media - 1.44%
Omnicom Group, Inc.	636	46,421
Total Communication Services		170,249

Consumer Discretionary - 13.87%
Hotels, Restaurants & Leisure - 2.19%
Starbucks Corp.	950	70,623
Household Durables - 1.53%
PulteGroup, Inc.	1,766	49,377
Internet & Direct Marketing Retail - 2.00%
Booking Holdings, Inc.A	37	64,562
Multiline Retail - 1.77%
Kohl’s Corp.	831	57,148
Specialty Retail - 4.29%
Best Buy Co., Inc.	1,006	71,486
Foot Locker, Inc.	1,101	66,721
		138,207
Textiles, Apparel & Luxury Goods - 2.09%
NIKE, Inc., Class B	800	67,368
Total Consumer Discretionary		447,285

Consumer Staples - 16.86%
Beverages - 3.61%
Molson Coors Brewing Co., Class B	940	56,071
Monster Beverage Corp.A	1,107	60,420
		116,491
Food & Staples Retailing - 5.36%
Sysco Corp.	900	60,084
Walgreens Boots Alliance, Inc.	911	57,639
Walmart, Inc.	565	55,104
		172,827
Household Products - 6.00%
Church & Dwight Co., Inc.	877	62,469
Clorox Co.	411	65,949
Procter & Gamble Co.	627	65,239
		193,657
Tobacco - 1.89%
Altria Group, Inc.	1,062	60,991
Total Consumer Staples		543,966

Energy - 4.64%
Oil, Gas & Consumable Fuels - 4.64%
HollyFrontier Corp.	910	44,836
Marathon Petroleum Corp.	775	46,384

See accompanying notes

American Beacon Alpha Quant Core FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.68% (continued)
Energy - 4.64% (continued)
Oil, Gas & Consumable Fuels - 4.64% (continued)
Valero Energy Corp.	691	$58,617
		149,837
Total Energy		149,837

Health Care - 12.68%
Biotechnology - 6.27%
AbbVie, Inc.	733	59,073
Amgen, Inc.	306	58,134
Biogen, Inc.A	164	38,766
Gilead Sciences, Inc.	710	46,157
		202,130
Health Care Providers & Services - 5.22%
AmerisourceBergen Corp.	753	59,878
Cardinal Health, Inc.	1,231	59,273
McKesson Corp.	420	49,165
		168,316
Pharmaceuticals - 1.19%
Bristol-Myers Squibb Co.	807	38,502
Total Health Care		408,948

Industrials - 11.07%
Aerospace & Defense - 2.25%
Boeing Co.	190	72,470
Air Freight & Logistics - 3.43%
CH Robinson Worldwide, Inc.	621	54,021
Expeditors International of Washington, Inc.	745	56,545
		110,566
Airlines - 1.81%
Southwest Airlines Co.	1,128	58,555
Machinery - 1.95%
Cummins, Inc.	398	62,832
Trading Companies & Distributors - 1.63%
WW Grainger, Inc.	175	52,663
Total Industrials		357,086

Information Technology - 27.38%
Communications Equipment - 5.41%
Cisco Systems, Inc.	1,166	62,952
F5 Networks, Inc.A	374	58,692
Juniper Networks, Inc.	2,000	52,940
		174,584
IT Services - 1.82%
Visa, Inc., Class A	375	58,571
Semiconductors & Semiconductor Equipment - 10.43%
Applied Materials, Inc.	1,480	58,697
KLA-Tencor Corp.	587	70,094
Lam Research Corp.	449	80,375
Micron Technology, Inc.A	1,515	62,615

See accompanying notes

American Beacon Alpha Quant Core FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.68% (continued)
Information Technology - 27.38% (continued)
Semiconductors & Semiconductor Equipment - 10.43% (continued)
NVIDIA Corp.	360	$64,642
		336,423
Technology Hardware, Storage & Peripherals - 9.72%
Apple, Inc.	434	82,438
HP, Inc.	2,599	50,499
NetApp, Inc.	869	60,256
Seagate Technology PLC	1,300	62,257
Western Digital Corp.	1,211	58,201
		313,651
Total Information Technology		883,229

Materials - 4.89%
Chemicals - 3.13%
CF Industries Holdings, Inc.	1,060	43,333
LyondellBasell Industries N.V., Class A	687	57,763
		101,096
Metals & Mining - 1.76%
Freeport-McMoRan, Inc.	4,400	56,716
Total Materials		157,812

Utilities - 2.01%
Independent Power & Renewable Electricity Producers - 2.01%
NRG Energy, Inc.	1,526	64,824
Total Common Stocks (Cost $3,076,754)		3,183,236
SHORT-TERM INVESTMENTS - 0.91% (Cost $29,414)
Investment Companies - 0.91%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%B C	29,414	29,414
TOTAL INVESTMENTS - 99.59% (Cost $3,106,168)		3,212,650
OTHER ASSETS, NET OF LIABILITIES - 0.41%		13,081
TOTAL NET ASSETS - 100.00%		$3,225,731

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

PLC - Public Limited Company.

See accompanying notes

American Beacon Alpha Quant Core FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2019, the investments were classified as described below:

Alpha Quant Core Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,183,236	$—	$—	$3,183,236
Short-Term Investments	29,414	—	—	29,414

Total Investments in Securities - Assets	$3,212,650	$—	$—	$3,212,650

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.93%
Communication Services - 6.21%
Diversified Telecommunication Services - 3.18%
Verizon Communications, Inc.	1,589	$93,957

Media - 3.03%
Omnicom Group, Inc.	1,229	89,705

Total Communication Services		183,662

Consumer Discretionary - 3.46%
Multiline Retail - 3.46%
Target Corp.	1,277	102,492

Consumer Staples - 13.55%
Beverages - 6.86%
Coca-Cola Co.	2,139	100,233
PepsiCo, Inc.	840	102,942

		203,175

Household Products - 6.69%
Kimberly-Clark Corp.	787	97,510
Procter & Gamble Co.	965	100,408

		197,918

Total Consumer Staples		401,093

Energy - 6.93%
Oil, Gas & Consumable Fuels - 6.93%
Chevron Corp.	820	101,008
Exxon Mobil Corp.	1,287	103,989

		204,997

Total Energy		204,997

Financials - 3.03%
Insurance - 3.03%
Principal Financial Group, Inc.	1,789	89,790

Health Care - 13.08%
Biotechnology - 3.31%
Amgen, Inc.	515	97,840

Health Care Providers & Services - 3.21%
Cardinal Health, Inc.	1,971	94,904

Pharmaceuticals - 6.56%
Johnson & Johnson	709	99,111
Pfizer, Inc.	2,241	95,175

		194,286

Total Health Care		387,030

Industrials - 12.93%
Aerospace & Defense - 3.30%
Lockheed Martin Corp.	325	97,552

Air Freight & Logistics - 3.35%
United Parcel Service, Inc., Class B	888	99,225

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.93% (continued)
Industrials - 12.93% (continued)
Electrical Equipment - 3.14%
Emerson Electric Co.	1,355	$92,777

Machinery - 3.14%
Cummins, Inc.	589	92,985

Total Industrials		382,539

Information Technology - 10.43%
Communications Equipment - 3.87%
Cisco Systems, Inc.	2,121	114,513

IT Services - 3.31%
International Business Machines Corp.	693	97,782

Semiconductors & Semiconductor Equipment - 3.25%
Texas Instruments, Inc.	907	96,206

Total Information Technology		308,501

Materials - 10.17%
Chemicals - 10.17%
Air Products & Chemicals, Inc.	554	105,792
Ecolab, Inc.	537	94,802
PPG Industries, Inc.	889	100,341

		300,935

Total Materials		300,935

Real Estate - 6.66%
Equity Real Estate Investment Trusts (REITs) - 6.66%
Ventas, Inc.	1,525	97,310
Welltower, Inc.	1,284	99,639

		196,949

Total Real Estate		196,949

Utilities - 12.48%
Electric Utilities - 9.33%
American Electric Power Co., Inc.	1,095	91,706
Duke Energy Corp.	1,013	91,170
Southern Co.	1,802	93,128

		276,004

Multi-Utilities - 3.15%
Consolidated Edison, Inc.	1,101	93,376

Total Utilities		369,380

Total Common Stocks (Cost $2,706,907)		2,927,368

SHORT-TERM INVESTMENTS - 2.03% (Cost $60,007)
Investment Companies - 2.03%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%A B	60,007	60,007

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

TOTAL INVESTMENTS - 100.96% (Cost $2,766,914)	$2,987,375
LIABILITIES, NET OF OTHER ASSETS - (0.96%)	(28,548)

TOTAL NET ASSETS - 100.00%	$2,958,827

Percentages are stated as a percent of net assets.

A	The Fund is affiliated by having the same investment advisor.
B	7-day yield.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2019, the investments were classified as described below:

Alpha Quant Dividend Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$2,927,368	$—	$—	$2,927,368
Short-Term Investments	60,007	—	—	60,007

Total Investments in Securities - Assets	$2,987,375	$—	$—	$2,987,375

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.02%
Communication Services - 6.89%
Diversified Telecommunication Services - 3.37%
Verizon Communications, Inc.	1,566	$92,598

Interactive Media & Services - 3.52%
Facebook, Inc., Class AA	579	96,513

Total Communication Services		189,111

Consumer Discretionary - 10.63%
Internet & Direct Marketing Retail - 3.50%
Booking Holdings, Inc.A	55	95,970

Specialty Retail - 3.88%
Best Buy Co., Inc.	1,500	106,590

Textiles, Apparel & Luxury Goods - 3.25%
NIKE, Inc., Class B	1,058	89,094

Total Consumer Discretionary		291,654

Consumer Staples - 20.47%
Beverages - 3.12%
Monster Beverage Corp.A	1,571	85,745

Food & Staples Retailing - 3.42%
Sysco Corp.	1,405	93,798

Household Products - 10.52%
Church & Dwight Co., Inc.	1,295	92,243
Clorox Co.	631	101,250
Procter & Gamble Co.	914	95,102

		288,595

Tobacco - 3.41%
Altria Group, Inc.	1,630	93,611

Total Consumer Staples		561,749

Energy - 5.95%
Oil, Gas & Consumable Fuels - 5.95%
HollyFrontier Corp.	1,504	74,102
Valero Energy Corp.	1,049	88,987

		163,089

Total Energy		163,089

Health Care - 14.42%
Biotechnology - 8.76%
AbbVie, Inc.	964	77,689
Amgen, Inc.	477	90,620
Biogen, Inc.A	305	72,096

		240,405

Health Care Providers & Services - 2.99%
AmerisourceBergen Corp.	1,030	81,906

Pharmaceuticals - 2.67%
Bristol-Myers Squibb Co.	1,536	73,282

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.02% (continued)
Health Care - 14.42% (continued)
Total Health Care		$395,593

Industrials - 16.07%
Aerospace & Defense - 3.77%
Boeing Co.	271	103,365

Air Freight & Logistics - 6.37%
CH Robinson Worldwide, Inc.	972	84,555
Expeditors International of Washington, Inc.	1,188	90,169

		174,724

Airlines - 3.15%
Southwest Airlines Co.	1,665	86,430

Trading Companies & Distributors - 2.78%
WW Grainger, Inc.	254	76,436

Total Industrials		440,955

Information Technology - 17.92%
IT Services - 3.38%
Visa, Inc., Class A	594	92,777

Semiconductors & Semiconductor Equipment - 10.98%
Applied Materials, Inc.	2,225	88,243
KLA-Tencor Corp.	890	106,275
NVIDIA Corp.	594	106,659

		301,177

Technology Hardware, Storage & Peripherals - 3.56%
Apple, Inc.	515	97,824

Total Information Technology		491,778

Materials - 3.03%
Chemicals - 3.03%
LyondellBasell Industries N.V., Class A	990	83,239

Utilities - 3.64%
Independent Power & Renewable Electricity Producers - 3.64%
NRG Energy, Inc.	2,347	99,701

Total Common Stocks (Cost $2,624,134)		2,716,869

SHORT-TERM INVESTMENTS - 0.91% (Cost $24,991)
Investment Companies - 0.91%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%B C	24,991	24,991

TOTAL INVESTMENTS - 99.93% (Cost $2,649,125)		2,741,860
OTHER ASSETS, NET OF LIABILITIES - 0.07%		1,938

TOTAL NET ASSETS - 100.00%		$2,743,798

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2019, the investments were classified as described below:

Alpha Quant Quality Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$2,716,869	$—	$—	$2,716,869
Short-Term Investments	24,991	—	—	24,991

Total Investments in Securities - Assets	$2,741,860	$—	$—	$2,741,860

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Alpha Quant Value FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.61%
Communication Services - 3.27%
Media - 3.27%
Omnicom Group, Inc.	2,579	$188,241

Consumer Discretionary - 13.82%
Hotels, Restaurants & Leisure - 3.59%
Starbucks Corp.	2,788	207,260

Household Durables - 3.44%
PulteGroup, Inc.	7,087	198,153

Multiline Retail - 3.29%
Kohl’s Corp.	2,761	189,874

Specialty Retail - 3.50%
Foot Locker, Inc.	3,327	201,616

Total Consumer Discretionary		796,903

Consumer Staples - 9.28%
Beverages - 3.19%
Molson Coors Brewing Co., Class B	3,081	183,781

Food & Staples Retailing - 6.09%
Walgreens Boots Alliance, Inc.	2,629	166,337
Walmart, Inc.	1,898	185,112

		351,449

Total Consumer Staples		535,230

Energy - 9.39%
Oil, Gas & Consumable Fuels - 9.39%
HollyFrontier Corp.	3,428	168,898
Marathon Petroleum Corp.	3,044	182,183
Valero Energy Corp.	2,241	190,104

		541,185

Total Energy		541,185

Health Care - 12.90%
Biotechnology - 6.49%
Amgen, Inc.	998	189,600
Gilead Sciences, Inc.	2,840	184,628

		374,228

Health Care Providers & Services - 6.41%
Cardinal Health, Inc.	3,905	188,026
McKesson Corp.	1,548	181,209

		369,235

Total Health Care		743,463

Industrials - 10.11%
Aerospace & Defense - 3.45%
Boeing Co.	522	199,101

Airlines - 3.06%
Southwest Airlines Co.	3,402	176,598

See accompanying notes

American Beacon Alpha Quant Value FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.61% (continued)
Industrials - 10.11% (continued)
Machinery - 3.60%
Cummins, Inc.	1,313	$207,283

Total Industrials		582,982

Information Technology - 31.13%
Communications Equipment - 9.93%
Cisco Systems, Inc.	4,076	220,063
F5 Networks, Inc.A	1,124	176,389
Juniper Networks, Inc.	6,637	175,682

		572,134

Semiconductors & Semiconductor Equipment - 7.59%
Lam Research Corp.	1,250	223,763
Micron Technology, Inc.A	5,177	213,965

		437,728

Technology Hardware, Storage & Peripherals - 13.61%
HP, Inc.	8,761	170,226
NetApp, Inc.	2,946	204,276
Seagate Technology PLC	4,358	208,704
Western Digital Corp.	4,195	201,612

		784,818

Total Information Technology		1,794,680

Materials - 9.71%
Chemicals - 6.14%
CF Industries Holdings, Inc.	4,156	169,897
LyondellBasell Industries N.V., Class A	2,191	184,220

		354,117

Metals & Mining - 3.57%
Freeport-McMoRan, Inc.	15,973	205,892

Total Materials		560,009

Total Common Stocks (Cost $5,797,100)		5,742,693

SHORT-TERM INVESTMENTS - 0.27% (Cost $15,722)
Investment Companies - 0.27%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%B C	15,722	15,722

TOTAL INVESTMENTS - 99.88% (Cost $5,812,822)		5,758,415
OTHER ASSETS, NET OF LIABILITIES - 0.12%		6,736

TOTAL NET ASSETS - 100.00%		$5,765,151

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

PLC - Public Limited Company.

See accompanying notes

American Beacon Alpha Quant Value FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2019, the investments were classified as described below:

Alpha Quant Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$5,742,693	$—	$—	$5,742,693
Short-Term Investments	15,722	—	—	15,722

Total Investments in Securities - Assets	$5,758,415	$—	$—	$5,758,415

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.14%
Communication Services - 18.78%
Entertainment - 3.72%
Netflix, Inc.A	2,413	$860,379
Nintendo Co., Ltd.E	171	48,969
Spotify Technology S.A.A	5,195	721,066

		1,630,414

Interactive Media & Services - 14.94%
Baidu, Inc., Sponsored ADRA	11,608	1,913,579
Eventbrite, Inc., Class AA	8,353	160,127
Tencent Holdings Ltd., ADR	28,580	1,314,108
Twitter, Inc.A	66,703	2,193,195
Zillow Group, Inc., Class CA B	27,594	958,615

		6,539,624

Wireless Telecommunication Services - 0.12%
SoftBank Group Corp.E	555	54,094

Total Communication Services		8,224,132

Consumer Discretionary - 8.43%
Auto Components - 0.50%
Aptiv PLC	2,743	218,041

Automobiles - 7.93%
Tesla, Inc.A	12,404	3,471,384

Total Consumer Discretionary		3,689,425

Financials - 3.93%
Consumer Finance - 1.92%
LendingClub Corp.A	271,344	838,453

Thrifts & Mortgage Finance - 2.01%
LendingTree, Inc.A B	2,506	881,010

Total Financials		1,719,463

Health Care - 35.10%
Biotechnology - 22.54%
Bluebird Bio, Inc.A	3,478	547,194
Cellectis S.A., ADRA	8,403	154,111
CRISPR Therapeutics AGA B	22,927	818,953
Editas Medicine, Inc.A	59,667	1,458,858
Intellia Therapeutics, Inc.A	121,774	2,079,900
Invitae Corp.A	133,123	3,117,741
Organovo Holdings, Inc.A	150,594	149,389
Seres Therapeutics, Inc.A B	66,297	455,460
Syros Pharmaceuticals, Inc.A	31,634	289,135
Veracyte, Inc.A	31,910	798,388

		9,869,129

Health Care Equipment & Supplies - 1.20%
Cerus Corp.A	84,602	527,070

Health Care Technology - 3.06%
Medidata Solutions, Inc.A	11,098	812,818

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.14% (continued)
Health Care - 35.10% (continued)
Health Care Technology - 3.06% (continued)
Teladoc Health, Inc.A	9,512	$528,867

		1,341,685

Life Sciences Tools & Services - 8.24%
Compugen Ltd.A B	70,360	291,290
Illumina, Inc.A	5,970	1,854,819
NanoString Technologies, Inc.A	61,119	1,462,578

		3,608,687

Pharmaceuticals - 0.06%
Bayer AGE	390	25,205

Total Health Care		15,371,776

Industrials - 1.07%
Machinery - 1.07%
FANUC Corp.E	220	37,653
Proto Labs, Inc.A	4,118	432,967

		470,620

Total Industrials		470,620

Information Technology - 27.83%
IT Services - 4.63%
Square, Inc., Class AA	27,050	2,026,586

Semiconductors & Semiconductor Equipment - 9.26%
NVIDIA Corp.	14,883	2,672,392
Teradyne, Inc.	34,766	1,385,077

		4,057,469

Software - 5.98%
2U, Inc.A	6,697	474,483
Materialise N.V., ADRA B	40,865	643,215
salesforce.com, Inc.A	4,641	734,995
Splunk, Inc.A	6,144	765,542

		2,618,235

Technology Hardware, Storage & Peripherals - 7.96%
Apple, Inc.	4,101	778,985
Stratasys Ltd.A	113,666	2,707,524

		3,486,509

Total Information Technology		12,188,799

Total Common Stocks (Cost $37,529,867)		41,664,215

SHORT-TERM INVESTMENTS - 3.94% (Cost $1,722,971)
Investment Companies - 3.94%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%C D	1,722,971	1,722,971

SECURITIES LENDING COLLATERAL - 8.94% (Cost $3,916,711)
Investment Companies - 8.94%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%C D	3,916,711	3,916,711

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

TOTAL INVESTMENTS - 108.02% (Cost $43,169,549)	$47,303,897
LIABILITIES, NET OF OTHER ASSETS - (8.02%)	(3,512,454)

TOTAL NET ASSETS - 100.00%	$43,791,443

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at March 31, 2019.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.
E	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $165,921 or 0.38% of net assets.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2019, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$41,498,294	$165,921	$—	$41,664,215
Short-Term Investments	1,722,971	—	—	1,722,971
Securities Lending Collateral	3,916,711	—	—	3,916,711

Total Investments in Securities - Assets	$47,137,976	$165,921	$—	$47,303,897

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.39%
Communication Services - 21.25%
Diversified Telecommunication Services - 5.05%
AT&T, Inc.	132,900	$4,167,744

Entertainment - 11.68%
Lions Gate Entertainment Corp., Class B	285,300	4,308,030
Live Nation Entertainment, Inc.A	20,400	1,296,216
Walt Disney Co.	36,400	4,041,492

		9,645,738

Media - 4.52%
CBS Corp., Class B, NVDR	78,500	3,731,105

Total Communication Services		17,544,587

Consumer Discretionary - 15.38%
Automobiles - 4.49%
General Motors Co.	100,000	3,710,000

Hotels, Restaurants & Leisure - 5.21%
Caesars Entertainment Corp.A	494,600	4,298,074

Textiles, Apparel & Luxury Goods - 5.68%
Hanesbrands, Inc.	262,400	4,691,712

Total Consumer Discretionary		12,699,786

Energy - 6.99%
Oil, Gas & Consumable Fuels - 6.99%
Devon Energy Corp.	114,300	3,607,308
WPX Energy, Inc.A	164,700	2,159,217

		5,766,525

Total Energy		5,766,525

Financials - 9.41%
Banks - 9.41%
Bank of America Corp.	138,200	3,812,938
Regions Financial Corp.	279,500	3,954,925

		7,767,863

Total Financials		7,767,863

Health Care - 4.61%
Pharmaceuticals - 4.61%
Merck & Co., Inc.	45,700	3,800,869

Industrials - 6.53%
Aerospace & Defense - 4.30%
BWX Technologies, Inc.	61,100	3,029,338
Maxar TechnologiesA B	129,300	519,786

		3,549,124

Air Freight & Logistics - 2.23%
FedEx Corp.	10,150	1,841,312

Total Industrials		5,390,436

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.39% (continued)
Information Technology - 19.45%
Electronic Equipment, Instruments & Components - 3.23%
Corning, Inc.	80,600	$2,667,860

IT Services - 2.31%
First Data Corp., Class AA	72,500	1,904,575

Semiconductors & Semiconductor Equipment - 3.22%
Entegris, Inc.	74,525	2,659,797

Software - 5.07%
FireEye, Inc.A	249,200	4,184,068

Technology Hardware, Storage & Peripherals - 5.62%
Apple, Inc.	24,425	4,639,529

Total Information Technology		16,055,829

Materials - 9.77%
Chemicals - 6.23%
Axalta Coating Systems Ltd.A	155,800	3,927,718
Mosaic Co.	44,700	1,220,757

		5,148,475

Containers & Packaging - 3.54%
Graphic Packaging Holding Co.	231,200	2,920,056

Total Materials		8,068,531

Total Common Stocks (Cost $80,709,931)		77,094,426

EXCHANGE-TRADED INSTRUMENTS - 4.86% (Cost $3,724,670)
Exchange-Traded Funds - 4.86%
SPDR S&P 500 ETF Trust	14,200	4,011,216

SHORT-TERM INVESTMENTS - 4.54% (Cost $3,750,366)
Investment Companies - 4.54%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%C D	3,750,366	3,750,366

SECURITIES LENDING COLLATERAL - 0.63% (Cost $522,049)
Investment Companies - 0.63%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%C D	522,049	522,049

TOTAL INVESTMENTS - 103.42% (Cost $88,707,016)		85,378,057
LIABILITIES, NET OF OTHER ASSETS - (3.42%)		(2,822,196)

TOTAL NET ASSETS - 100.00%		$82,555,861

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at March 31, 2019.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ETF - Exchange-Traded Fund.

NVDR - Non Voting Depositary Receipt.

SPDR - Standard & Poor’s Depositary Receipt.

S&P 500 - Standard & Poor’s U.S. Equity Large-Cap Index.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2019, the investments were classified as described below:

Shapiro Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$77,094,426	$—	$—	$77,094,426
Exchange-Traded Instruments	4,011,216	—	—	4,011,216
Short-Term Investments	3,750,366	—	—	3,750,366
Securities Lending Collateral	522,049	—	—	522,049

Total Investments in Securities - Assets	$85,378,057	$—	$—	$85,378,057

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.42%
Communication Services - 18.74%
Entertainment - 14.49%
IMAX Corp.A	13,400	$303,912
Liberty Media Corp-Liberty Braves, Class CA	6,200	172,174
Lions Gate Entertainment Corp., Class B	24,200	365,420
Live Nation Entertainment, Inc.A	2,300	146,142

		987,648

Media - 4.25%
AMC Networks, Inc., Class AA	5,100	289,476

Total Communication Services		1,277,124

Consumer Discretionary - 14.98%
Hotels, Restaurants & Leisure - 5.42%
Caesars Entertainment Corp.A	42,500	369,325

Leisure Products - 3.87%
Acushnet Holdings Corp.	11,400	263,796

Textiles, Apparel & Luxury Goods - 5.69%
Hanesbrands, Inc.	21,700	387,996

Total Consumer Discretionary		1,021,117

Energy - 6.91%
Oil, Gas & Consumable Fuels - 6.91%
SemGroup Corp., Class A	8,200	120,868
WPX Energy, Inc.A	26,700	350,037

		470,905

Total Energy		470,905

Financials - 4.44%
Banks - 4.44%
Regions Financial Corp.	21,400	302,810

Health Care - 4.33%
Health Care Technology - 4.33%
Allscripts Healthcare Solutions, Inc.A	30,900	294,786

Industrials - 5.90%
Aerospace & Defense - 5.90%
BWX Technologies, Inc.	6,900	342,102
Maxar TechnologiesA B	14,915	59,958

		402,060

Total Industrials		402,060

Information Technology - 19.92%
Communications Equipment - 2.74%
Ciena Corp.A	5,000	186,700

IT Services - 5.33%
GreenSky, Inc., Class AA	28,100	363,614

Semiconductors & Semiconductor Equipment - 3.98%
Entegris, Inc.	7,600	271,244

Software - 7.87%
ChannelAdvisor Corp.A	15,900	193,662

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.42% (continued)
Information Technology - 19.92% (continued)
Software - 7.87% (continued)
FireEye, Inc.A	20,400	$342,516

		536,178

Total Information Technology		1,357,736

Materials - 21.20%
Chemicals - 12.70%
Axalta Coating Systems Ltd.A	12,900	325,209
Livent Corp.A	3,600	44,208
Mosaic Co.	3,800	104,533
PQ Group Holdings, Inc.A	10,537	159,846
Valvoline, Inc.	12,500	232,000

		865,796

Containers & Packaging - 4.91%
Graphic Packaging Holding Co.	26,500	334,695

Metals & Mining - 3.59%
Compass Minerals International, Inc.	4,500	244,665

Total Materials		1,445,156

Total Common Stocks (Cost $7,168,778)		6,571,694

EXCHANGE-TRADED INSTRUMENTS - 3.04% (Cost $208,424)
Exchange-Traded Funds - 3.04%
SPDR S&P MidCap 400 ETF Trust	600	207,240

SHORT-TERM INVESTMENTS - 2.16% (Cost $146,933)
Investment Companies - 2.16%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%C D	146,933	146,933

SECURITIES LENDING COLLATERAL - 0.46% (Cost $31,114)
Investment Companies - 0.46%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%C D	31,114	31,114

TOTAL INVESTMENTS - 102.08% (Cost $7,555,249)		6,956,981
LIABILITIES, NET OF OTHER ASSETS - (2.08%)		(141,646)

TOTAL NET ASSETS - 100.00%		$6,815,335

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at March 31, 2019.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ETF - Exchange-Traded Fund.

SPDR - Standard & Poor’s Depositary Receipt.

S&P - Standard & Poor’s.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2019, the investments were classified as described below:

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

Shapiro SMID Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$6,571,694	$—	$—	$6,571,694
Exchange-Traded Instruments	207,240	—	—	207,240
Short-Term Investments	146,933	—	—	146,933
Securities Lending Collateral	31,114	—	—	31,114

Total Investments in Securities - Assets	$6,956,981	$—	$—	$6,956,981

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

		Principal Amount*	Fair Value
CORPORATE OBLIGATIONS - 2.10%
Communications - 1.69%
CommScope Finance LLC, 5.500%, Due 3/1/2024C		$291,000	$297,632
CSC Holdings LLC,
5.375%, Due 7/15/2023C		200,000	203,750
10.875%, Due 10/15/2025C		200,000	230,900
Sprint Corp., 7.875%, Due 9/15/2023		805,000	843,238

			1,575,520

Consumer, Non-Cyclical - 0.27%
CHS/Community Health Systems, Inc.,
5.125%, Due 8/1/2021		110,000	108,141
6.250%, Due 3/31/2023		150,000	141,135

			249,276

Technology - 0.14%
Dell International LLC / EMC Corp., 7.125%, Due 6/15/2024C		123,000	130,423

Total Corporate Obligations (Cost $1,953,109)			1,955,219

FOREIGN CORPORATE OBLIGATIONS - 53.97%
Basic Materials - 0.53%
Lecta S.A., 6.500%, Due 8/1/2023A	EUR	470,000	489,252

Communications - 4.90%
Altice France S.A.,
6.250%, Due 5/15/2024C		437,000	440,278
7.375%, Due 5/1/2026C		200,000	196,000
Altice Luxembourg S.A., 7.250%, Due 5/15/2022A	EUR	700,000	793,349
America Movil S.A.B. de C.V., 6.375%, Due 9/6/2073, Series C, (5-Yr. GBP Swap + 4.100%)A D	GBP	600,000	825,427
Telecom Italia SpA/Milano, 6.375%, Due 6/24/2019A	GBP	150,000	197,427
Turkcell Iletisim Hizmetleri A/S, 5.750%, Due 10/15/2025A		1,000,000	918,960
TV Azteca S.A.B. de C.V., 8.250%, Due 8/9/2024A		400,000	384,836
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 6.250%, Due 1/15/2029A	EUR	270,000	335,583
VTR Finance B.V., 6.875%, Due 1/15/2024A		460,000	471,500

			4,563,360

Consumer, Cyclical - 1.40%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, Due 7/1/2022C		169,000	169,845
IHO Verwaltungs GmbH, 2.750%, Due 9/15/2021, PIK (in-kind rate 3.500%)A	EUR	320,000	363,174
International Game Technology PLC, 6.250%, Due 2/15/2022C		500,000	519,375
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.,
4.375%, Due 5/15/2026C	EUR	110,000	125,689
6.250%, Due 5/15/2026C		125,000	127,500

			1,305,583

Consumer, Non-Cyclical - 2.49%
Intertrust Group B.V., 3.375%, Due 11/15/2025C	EUR	450,000	515,515
Kernel Holding S.A., 8.750%, Due 1/31/2022A		200,000	204,374

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

		Principal Amount*	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 53.97% (continued)
Consumer, Non-Cyclical - 2.49% (continued)
MARB BondCo PLC,
7.000%, Due 3/15/2024A		$500,000	$495,005
6.875%, Due 1/19/2025A		200,000	194,500
Marfrig Holdings Europe B.V., 6.875%, Due 6/24/2019A		200,000	201,020
MHP SE, 7.750%, Due 5/10/2024A		700,000	706,160

			2,316,574

Energy - 1.92%
Gazprom OAO Via Gaz Capital S.A., 4.250%, Due 4/6/2024A	GBP	200,000	265,863
Petrobras Global Finance B.V., 6.250%, Due 12/14/2026	GBP	250,000	357,411
Petroleos Mexicanos,
2.500%, Due 8/21/2021A	EUR	200,000	227,733
5.125%, Due 3/15/2023A	EUR	400,000	489,083
3.750%, Due 11/16/2025A	GBP	150,000	179,281
Transocean Phoenix Ltd., 7.750%, Due 10/15/2024C		258,400	271,966

			1,791,337

Financial - 40.53%
Aareal Bank AG, 7.625%, Due 4/30/2020, (1-Yr. Annual EUR Swap + 7.180%)A D	EUR	800,000	924,412
ABN AMRO Bank N.V., 5.750%, Due 9/22/2020, (5-Yr. Annual EUR Swap + 5.452%)A D	EUR	200,000	232,247
Achmea B.V., 6.000%, Due 4/4/2043, (3-mo. EUR EURIBOR + 5.330%)A D	EUR	430,000	537,125
Aldermore Group PLC, 8.500%, Due 10/28/2026, (5-Yr. GBP Swap + 7.784%)A D	GBP	100,000	146,089
Allied Irish Banks PLC, 7.375%, Due 12/3/2020, (5-Yr. Annual EUR Swap + 7.339%)A D	EUR	231,000	275,967
ASR Nederland N.V., 4.625%, Due 10/19/2027, (5-Yr. Annual EUR Swap + 3.789%)A D	EUR	400,000	412,925
Assicurazioni Generali SpA, 6.416%, Due 2/8/2022, (3-mo. GBP LIBOR + 2.200%)A D	GBP	700,000	950,463
ATF Netherlands B.V., 3.750%, Due 1/20/2023, (5-Yr. Annual EUR Swap + 4.375%)A D	EUR	800,000	901,887
Aviva PLC, 6.875%, Due 11/21/2019, (5-Yr. UK Government Bond + 2.970%)D	GBP	835,000	1,115,604
Banco Bilbao Vizcaya Argentaria S.A.,
6.750%, Due 2/18/2020, (5-Yr. Annual EUR Swap + 6.604%)A D	EUR	600,000	689,268
8.875%, Due 4/14/2021, (5-Yr. Annual EUR Swap + 9.177%)A D	EUR	200,000	246,677
Banco de Sabadell S.A.,
6.500%, Due 5/18/2022, (5-Yr. Annual EUR Swap + 6.414%)A D	EUR	1,000,000	1,064,166
5.375%, Due 12/12/2028A B	EUR	300,000	345,302
Banco Mercantil del Norte S.A., 5.750%, Due 10/4/2031, (5-Yr. CMT + 4.447%)A D		800,000	759,000
Banco Santander S.A., 6.750%, Due 4/25/2022, (5-Yr. Annual EUR Swap + 6.803%)A D	EUR	600,000	713,433
Bank of Ireland, 7.375%, Due 6/18/2020, (5-Yr. Annual EUR Swap + 6.956%)A D	EUR	640,000	754,708
Bank of Ireland Group PLC, 3.125%, Due 9/19/2027A B	GBP	200,000	250,145
Barclays Bank PLC,
14.000%, Due 6/15/2019, (3-mo. GBP LIBOR + 13.400%)A D	GBP	100,000	133,342
7.125%, Due 10/24/2020, (5-Yr. UK Government Bond + 3.150%)A D	GBP	360,000	492,917
Barclays PLC,
6.500%, Due 9/15/2019, (5-Yr. Annual EUR Swap + 5.875%)D	EUR	400,000	452,480
7.875%, Due 9/15/2022, (5-Yr. GBP Swap + 6.099%)A D	GBP	200,000	271,886
BNP Paribas S.A.,
6.500%, Due 6/6/2019		300,000	304,451
4.875%, Due 10/17/2019	EUR	710,000	815,749
Bracken MidCo1 PLC, 8.875%, Due 10/15/2023, Cash (8.875%) or PIK (in-kind rate 9.648%)C	GBP	900,000	1,119,573
Cabot Financial Luxembourg S.A., 7.500%, Due 10/1/2023A	GBP	801,000	1,022,272
Cooperatieve Rabobank UA,
11.000%, Due 6/30/2019, (3-mo. USD LIBOR + 10.868%)A D		150,000	152,813
6.910%, Due 6/10/2038, (6-mo. GBP LIBOR + 2.825%)A D	GBP	75,000	134,804
Coventry Building Society, 6.375%, Due 11/1/2019, (5-Yr. GBP Swap + 4.113%)A D	GBP	2,070,000	2,750,073
Credit Suisse Group AG, 7.500%, Due 12/11/2023, (5-Yr. Semi-Annual USD Swap + 4.598%)A D		500,000	528,722

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

		Principal Amount*	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 53.97% (continued)
Financial - 40.53% (continued)
Deutsche Pfandbriefbank AG, 5.750%, Due 4/28/2023, (5-Yr. EUR Swap + 5.383%)A D	EUR	600,000	$657,907
Direct Line Insurance Group PLC, 4.750%, Due 12/7/2027, (5-Yr. GBP Swap + 3.394%)A D	GBP	200,000	215,555
Ethias S.A., 5.000%, Due 1/14/2026A	EUR	200,000	246,923
Garfunkelux Holdco S.A., 8.500%, Due 11/1/2022A	GBP	200,000	235,092
Haya Finance S.A., 5.250%, Due 11/15/2022C	EUR	100,000	99,421
HBOS Capital Funding LP, 6.850%, Due 6/23/2019A		$440,000	443,300
Intesa Sanpaolo SpA, 7.000%, Due 1/19/2021, (5-Yr. Annual EUR Swap + 6.884%)A D	EUR	950,000	1,108,289
Jerrold Finco PLC, 6.125%, Due 1/15/2024A	GBP	650,000	848,655
Liverpool Victoria Friendly Society Ltd., 6.500%, Due 5/22/2043, (5-Yr. UK Government Bond + 5.630%)A D	GBP	500,000	704,590
Lloyds Bank PLC, 13.000%, Due 1/22/2029, (5-Yr. UK Government Bond + 13.400%)D	GBP	450,000	993,851
Nationwide Building Society, 6.875%, Due 6/20/2019, (5-Yr. GBP Swap + 4.880%)A D	GBP	1,070,000	1,398,641
Nationwide Building Society, 10.250%, Due 12/31/2049, Series CCDSA B	GBP	1,166,700	2,203,373
Nordea Bank Abp, 5.500%, Due 9/23/2019, (5-Yr. USD ICE Swap + 3.563%)A D		550,000	546,563
Oaknorth Bank PLC, 7.750%, Due 6/1/2028, (5-Yr. UK Government Bond + 6.851%)A D	GBP	250,000	320,728
OneSavings Bank PLC, 9.125%, Due 5/25/2022, (5-Yr. GBP ICE Swap + 8.359%)A D	GBP	400,000	525,538
Paragon Banking Group PLC, 7.250%, Due 9/9/2026, (5-Yr. GBP Swap + 6.731%)A D	GBP	490,000	663,929
Pension Insurance Corp. PLC, 6.500%, Due 7/3/2024A	GBP	400,000	567,040
Phoenix Group Holdings,
6.625%, Due 12/18/2025 A	GBP	250,000	347,867
5.750%, Due 12/31/2049 A B	GBP	500,000	556,797
Principality Building Society, 7.000%, Due 6/1/2020, (5-Yr. UK Government Bond + 3.000%)D	GBP	249,000	325,996
QBE Insurance Group Ltd., 6.115%, Due 5/24/2042, (5-Yr. GBP Swap + 5.000%)A D	GBP	400,000	562,722
Rothesay Life PLC, 6.875%, Due 9/12/2028, (5-Yr. GBP Swap + 5.419%)A D	GBP	450,000	548,006
Shawbrook Group PLC, 7.875%, Due 12/8/2022, (5-Yr. GBP Swap + 6.752%)A D	GBP	200,000	248,768
Skandinaviska Enskilda Banken AB, 5.750%, Due 5/13/2020, (5-Yr. Semi-Annual USD Swap + 3.850%)A D		900,000	887,625
Societe Generale S.A., 6.750%, Due 4/7/2021, (5-Yr. Annual EUR Swap + 5.538%)A D	EUR	150,000	177,096
Svenska Handelsbanken AB, 5.250%, Due 3/1/2021, (5-Yr. Semi-Annual USD Swap + 3.335%)A D		700,000	693,000
Turkiye Garanti Bankasi A/S, 4.750%, Due 10/17/2019A		400,000	395,722
UBS Group Funding Switzerland AG, 7.000%, Due 1/31/2024B C		700,000	710,521
UnipolSai Assicurazioni SpA, 5.750%, Due 6/18/2024, (3-mo. EUR EURIBOR + 5.180%)A D	EUR	650,000	697,653
UNIQA Insurance Group AG, 6.875%, Due 7/31/2043, (3-mo. EUR EURIBOR + 5.986%)A D	EUR	300,000	390,374
Virgin Money Holdings UK PLC, 8.750%, Due 11/10/2021, (5-Yr. GBP Swap + 7.930%)A D	GBP	700,000	968,741

			37,788,783

Industrial - 1.08%
ARD Finance S.A., 6.625%, Due 9/15/2023, PIK (in-kind rate 7.375%)	EUR	150,000	170,347
Hidrovias International Finance SARL, 5.950%, Due 1/24/2025A		400,000	384,000
Promontoria Holding 264 B.V.,
6.750%, Due 8/15/2023A	EUR	200,000	227,155
6.750%, Due 8/15/2023C	EUR	200,000	227,154

			1,008,656

Utilities - 1.12%
Centrica PLC, 3.000%, Due 4/10/2076, Series ., (5-Yr. Annual EUR Swap + 2.687%)A D	EUR	200,000	226,033
Enel SpA, 7.750%, Due 9/10/2075, (5-Yr. GBP Swap + 5.662%)A D	GBP	590,000	822,236

			1,048,269

Total Foreign Corporate Obligations (Cost $51,429,340)			50,311,814

FOREIGN SOVEREIGN OBLIGATIONS - 7.01%
African Export-Import Bank, 4.125%, Due 6/20/2024A		300,000	296,598
Australia Government Bond, 2.250%, Due 5/21/2028, Series 149A	AUD	4,269,000	3,155,488
BBVA Bancomer S.A., 7.250%, Due 4/22/2020A		298,000	308,060

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

		Principal Amount*	Fair Value
FOREIGN SOVEREIGN OBLIGATIONS - 7.01% (continued)
Spain Government Bond, 1.450%, Due 4/30/2029A C	EUR	2,390,000	$2,769,933

Total Foreign Sovereign Obligations (Cost $6,451,794)			6,530,079

ASSET-BACKED OBLIGATIONS - 8.58%
BNPP AM Euro CLO B.V., 4.700%, Due 10/15/2031, 2017-1X E, (3-mo. EUR EURIBOR + 4.700%)A D	EUR	500,000	521,941
Carlyle Euro CLO DAC,
5.230%, Due 8/28/2031, 2018-2A D, (3-mo. EUR EURIBOR + 5.230%)C D	EUR	500,000	533,133
4.580%, Due 1/15/2031, 3X D, (3-mo. EUR EURIBOR + 4.580%)A D	EUR	1,000,000	997,084
Carlyle Global Market Strategies Euro CLO DAC, 4.770%, Due 5/17/2031, 2016-1A DR, (3-mo. EUR EURIBOR + 4.770%)C D	EUR	500,000	511,394
Dryden 39 Euro CLO B.V., 4.970%, Due 10/15/2031, 2015-39X ER, (3-mo. EUR EURIBOR + 4.970%)A D	EUR	1,000,000	1,047,845
Dryden XXVII-R Euro CLO B.V., 3.150%, Due 5/15/2030, 2017-27X D, (3-mo. EUR EURIBOR + 3.150%)A D	EUR	1,000,000	1,094,350
Halcyon Loan Advisors, 5.130%, Due 10/18/2031	EUR	1,190,000	1,249,058
Man GLG Euro CLO II DAC, 8.750%, Due 1/15/2030, 2X F, (3-mo. EUR EURIBOR + 8.750%)A D	EUR	200,000	223,822
Oak Hill European Credit Partners III Ltd., 4.950%, Due 7/22/2030, 3X ER, (3-mo. EUR EURIBOR + 4.950%)A D	EUR	1,500,000	1,599,142
SC Germany Consumer UG haftungsbeschraenkt, 10.332%, Due 12/13/2028, 2015 1 E, (1-mo. EUR EURIBOR + 10.700%)A D	EUR	200,000	225,161

Total Asset-Backed Obligations (Cost $8,624,063)			8,002,930

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.55% (Cost $504,109)
Residential Mortgage Securities 26 PLC, 0.000%, Due 2/14/2041, 26 M1, POA E	GBP	400,000	513,093

U.S. TREASURY OBLIGATIONS - 24.25%
U.S. Treasury Notes/Bonds,
1.000%, Due 11/30/2019		$5,586,000	5,533,631
1.875%, Due 12/31/2019		9,667,100	9,626,333
3.125%, Due 11/15/2028		4,820,000	5,112,777
3.375%, Due 11/15/2048		2,092,600	2,328,917

Total U.S. Treasury Obligations (Cost $22,380,398)			22,601,658

		Shares
SHORT-TERM INVESTMENTS - 1.58% (Cost $1,473,724)
Investment Companies - 1.58%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%F G		1,473,724	1,473,724

TOTAL INVESTMENTS - 98.04% (Cost $92,816,537)			91,388,517
OTHER ASSETS, NET OF LIABILITIES - 1.96%			1,829,214

TOTAL NET ASSETS - 100.00%			$93,217,731

Percentages are stated as a percent of net assets. * In U.S. Dollars unless otherwise noted.
A

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $9,200,002 or 9.87% of net assets. The Fund has no right to demand registration of these securities.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

D

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on March 31, 2019.

E	Zero coupon bond.
F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

CLO - Collateralized Loan Obligation.

CMT – Constant Maturity Treasury.

EURIBOR – Euro Interbank Offered Rate.

ICE – Intercontinental Exchange.

LIBOR – London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME – A rate, charged by banks, based on the U.S. Federal Funds rate.

Forward Foreign Currency Contracts Open on March 31, 2019:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	46,685	USD	47,682	4/4/2019	SSB	$—	$(997)	$(997)
EUR	194,508	USD	196,888	4/4/2019	SSB	—	(2,380)	(2,380)
EUR	235,077	USD	235,767	4/4/2019	SSB	—	(690)	(690)
EUR	910,175	USD	919,405	4/4/2019	SSB	—	(9,230)	(9,230)
USD	26,639,554	GBP	26,281,809	4/4/2019	SSB	357,745	—	357,745
USD	24,129,530	EUR	23,831,395	4/4/2019	SSB	298,135	—	298,135
USD	3,157,177	AUD	3,162,947	4/4/2019	SSB	—	(5,770)	(5,770)
USD	2,839,446	EUR	2,797,986	4/4/2019	SSB	41,460	—	41,460
USD	546,431	EUR	539,282	4/4/2019	SSB	7,149	—	7,149
USD	463,155	EUR	458,112	4/4/2019	SSB	5,043	—	5,043
USD	394,072	EUR	389,320	4/4/2019	SSB	4,752	—	4,752
USD	305,166	EUR	302,091	4/4/2019	SSB	3,075	—	3,075
USD	258,011	EUR	254,829	4/4/2019	SSB	3,182	—	3,182
USD	130,300	GBP	129,470	4/4/2019	SSB	830	—	830

						$721,371	$(19,067)	$702,304

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

AUD	Australian Dollar
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2019, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$1,955,219	$—	$1,955,219
Foreign Corporate Obligations	—	50,311,814	—	50,311,814
Foreign Sovereign Obligations	—	6,530,079	—	6,530,079
Asset-Backed Obligations	—	8,002,930	—	8,002,930
Collateralized Mortgage Obligations	—	513,093	—	513,093
U.S. Treasury Obligations	—	22,601,658	—	22,601,658
Short-Term Investments	1,473,724	—	—	1,473,724

Total Investments in Securities - Assets	$1,473,724	$89,914,793	$—	$91,388,517

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$721,371	$—	$721,371

Total Financial Derivative Instruments - Assets	$—	$721,371	$—	$721,371

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(19,067)	$—	$(19,067)

Total Financial Derivative Instruments - Liabilities	$—	$(19,067)	$—	$(19,067)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2019 (Unaudited)

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. As of March 31, 2019, the Trust consists of thirty-three active series, eight of which are presented in this filing: American Beacon Alpha Quant Core Fund, American Beacon Alpha Quant Dividend Fund, American Beacon Alpha Quant Quality Fund, American Beacon Alpha Quant Value Fund, American Beacon ARK Transformational Innovation Fund, American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund, and American Beacon TwentyFour Strategic Income Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), open-end management investment companies. The American Beacon Alpha Quant Core Fund, American Beacon Alpha Quant Dividend Fund, American Beacon Alpha Quant Quality Fund, American Beacon Alpha Quant Value Fund and American Beacon TwentyFour Strategic Income Fund are diversified and the American Beacon ARK Transformational Innovation Fund, American Beacon Shapiro Equity Opportunities Fund, and American Beacon Shapiro SMID Cap Equity Fund are non-diversified. The remaining twenty-five active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2019 (Unaudited)

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2019 (Unaudited)

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2019 (Unaudited)

patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2019 (Unaudited)

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of March 31, 2019, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ARK Transformational Innovation	$3,843,741	$3,916,711	$—	$3,916,711
Shapiro Equity Opportunities	493,797	522,049	—	522,049
Shapiro SMID Cap Equity	29,430	31,114	—	31,114

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments. The Funds did not receive any non-cash collateral related to securities lending activities.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each tax period remains open for four years and is subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of March 31, 2019, the Funds’ cost of investments for federal income tax purposes were as follows:

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2019 (Unaudited)

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Alpha Quant Core	$3,106,168	$291,751	$(185,269)	$106,482
Alpha Quant Dividend	2,766,914	280,454	(59,993)	220,461
Alpha Quant Quality	2,649,125	245,468	(152,733)	92,735
Alpha Quant Value	5,812,822	344,317	(398,724)	(54,407)
ARK Transformational Innovation	43,169,549	5,396,666	(1,262,318)	4,134,348
Shapiro Equity Opportunities	88,707,016	4,913,349	(8,242,308)	(3,328,959)
Shapiro SMID Cap Equity	7,555,249	424,756	(1,023,024)	(598,268)
TwentyFour Strategic Income	92,816,537	630,553	(2,058,573)	(1,428,020)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the year ended June 30, 2018, the Funds did not have any capital loss carryforwards.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 29, 2019

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: May 29, 2019